UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS - 15G

ASSET BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under Exchange Act (17 CFR 240.15 Ga-1) for the reporting period:

July 1, 2017 to September 30, 2017
Date of Report (Date of earliest event reported): November 13, 2017
Commission File Number of securitizer: Not Applicable
Central Index Key Number of securitizer: 0001711838

FLAGSTAR MORTGAGE SECURITIES, LLC
(Exact name of securitizer as specified in its charter)
James K. Ciroli, Executive Vice President and Chief Financial Officer of Flagstar Bank, FSB
(248) 312-2000
(Name and telephone number, including area code of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c) (1)

☒	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c) (2) (i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c) (2) (ii)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i), Flagstar Mortgage Securities, LLC has indicated by check mark that there is no activity to report for the initial period.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FLAGSTAR MORTGAGE SECURITIES, LLC

Dated: November 13, 2017	By:	/s/ James K. Ciroli
James K. Ciroli
Executive Vice President and Chief Financial Officer of Flagstar Bank, FSB, the sole member of Flagstar Mortgage Securities, LLC